Segment information (Primary segment)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment information (Primary segment)	Segment information (Primary segment)
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander's executive committee has been selected to be its chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. The executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
The segments are split by business units in which benefits are obtained or by geography. The information is prepared by aggregating the figures for Grupo Santander’s various geographic areas and business units, relating it to both the accounting data of the units integrated in each segment and that provided by management information systems. The same general principles as those used in Grupo Santander are applied.
During the first quarter of 2025, Grupo Santander made changes to the composition of its primary segments, as well as to the criteria for allocating profit among them, as follows:
•To better align reporting with the changes to the management structure in Wealth Management & Insurance, investment platforms (Investment Platforms Unit) and certain stakes in companies, mainly in the real estate sector, that were previously recorded in Retail and Commercial Banking or Corporate and Investment Banking have been incorporated into Wealth Management & Insurance.
•Profit sharing criteria between Retail & Commercial Banking and Cards has been improved, aligning criteria across the Group.
•Additionally, it has been completed the usual annual adjustment of the perimeter of the Global Customer Relationship Model between Retail & Commercial Banking and Corporate & Investment Banking and between Retail & Commercial Banking and Wealth Management & Insurance.
The Group's main level of segmentation, derived from its management model, consolidates the Group's businesses under five business areas:
•Retail & Commercial Banking (Retail): area that integrates the retail banking and commercial banking business (individuals, SMEs and corporates), except private banking clients and business originated in the consumer finance and the cards businesses. Detailed financial information is provided on Spain (Retail Spain), the UK (Retail UK), Mexico (Retail Mexico) and Brazil (Retail Brazil), which represent the majority of the total Retail business.
•Digital Consumer Bank (Consumer): comprises all business originated in the consumer finance companies, plus Openbank, Open Digital Services (ODS) and SBNA Consumer. Detailed financial information is provided on Europe (DCB Europe) and US (DCB US).
•Corporate & Investment Banking (CIB): this business, which includes Global Transactional Banking, Global Banking (Global Debt Finance and Corporate Finance) and Global Markets, offers products and services on a global scale to corporate and institutional customers, and collaborates with other global businesses to better serve our broad customer base.
•Wealth Management & Insurance (Wealth): includes the corporate unit of Private Banking and International Private Banking in Miami and Switzerland (Santander Private Banking), the asset management business (Santander Asset Management), the insurance business (Santander Insurance) and the unit that manages the investment platforms and stakes that complement Wealth's traditional business (the new vertical, Portfolio Investments).
•Payments: comprises the Group's digital payments solutions, providing global technology solutions for the banks and new customers in the open market. It is structured in two businesses: PagoNxt (Getnet, Ebury and PagoNxt Payments) and Cards (cards platform and business in the countries where Group operates).
In accordance with the information used by the Group's executive committee for decision making, following is a distribution of the gross margin by business segment accompanying consolidated income statements for the six-month periods ended 30 June 2025 and 2024.
In addition to these operating units, which report by businesses and geographic area, Grupo Santander continues to maintain the area of Corporate Centre, that includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of Grupo Santander's assets and liabilities committee, as well as management of liquidity and of shareholders' equity via issuances.
This financial information ('underlying basis') is computed by adjusting reported results for the effects of certain gains and losses (e.g.: capital gains, write-downs, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to understand better the underlying trends in the business.
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the six-month periods ended 30 June 2025 and 2024:

	EUR million
	Total Income		Profit before tax		Profit
Segment	30-06-2025	30-06-2024	30-06-2025	30-06-2024	30-06-2025	30-06-2024
Retail & Commercial Banking	15,710	16,277	5,468	5,243	3,687	3,374
Digital Consumer Bank	6,425	6,449	1,456	1,341	1,042	1,069
Corporate & Investment Banking	4,354	4,178	2,318	2,151	1,534	1,405
Wealth Management & Insurance	2,032	1,837	1,274	1,106	948	794
Payments	2,840	2,659	594	274	335	25
Corporate Centre	(351)	(350)	(807)	(606)	(713)	(609)
Underlying Profit	31,010	31,050	10,303	9,508	6,833	6,059
Adjustments	(1,828)	(2,015)	(1,199)	(784)	—	—
Statutory Profit	29,182	29,035	9,104	8,724	6,833	6,059
Explanation of the adjustments to the statutory profit at 30 June 2025:
•In accordance with IFRS 5 requirements, in the statutory profit, results subject to the Poland disposal have been reported under the line 'Profit or loss after tax from discontinued operations' (see Note 2). However, in the underlying profit, in the underlying profit, the results from Poland have been reclassified so that they are reported line by line and disaggregated in each of the corresponding line items.
•A capital gain of EUR 231 million at 30 June 2025, from the sale of Santander's remaining 30.5% stake in CACEIS (see note 2).
•Charges of EUR 467 million at 30 June 2025 (EUR 231 million net of taxes and minority interests) after updating the macroeconomic parameters in Brazil's credit provisioning models.